Stock Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation
Note 10: Stock Based Compensation
The Company has granted stock units, stock awards and dividend equivalents to non-employee
directors, officers and employees pursuant to the terms of the 2017 Omnibus Equity Compensation Plan (the “2017

Omnibus Plan”), approved by the Company’s shareholders in May 2017. Stock units under the 2017 Omnibus Plan generally vest based on (i) continued employment with the Company (“RSUs”), or (ii) continued employment with the Company where distribution of the shares is subject to the satisfaction in whole or in part of stated performance-based goals (“PSUs”). A total of 7.2 million shares of common stock may be issued under the 2017 Omnibus Plan. As of December 31, 2025, 5.7 million shares were available for grant under the 2017 Omnibus Plan. The 2017 Omnibus Plan provides that grants of awards may be in any of the following forms: incentive stock options, nonqualified stock options, stock appreciation rights, stock units, stock awards, other stock-based awards and dividend equivalents. Dividend equivalents may be granted only on stock units or other stock-based awards. The 2017 Omnibus Plan expires in 2027.
The Company had granted stock options, stock units, including RSUs and PSUs, and dividend equivalents to non-employee
directors, officers and other key employees of the Company under its 2007 Omnibus Equity Compensation Plan (the “2007 Plan”). The 2007 Plan has been replaced by the 2017 Omnibus Plan, as defined above, and no additional awards may be granted under the 2007 Plan. However, shares may still be issued under the 2007 Plan pursuant to the terms of awards previously issued under that plan prior to May 12, 2017.
The cost of services received from employees in exchange for the issuance of restricted stock awards is measured based on the grant date fair value of the awards issued. The value of stock unit awards at the date of the grant is amortized through expense over the requisite service period. All awards granted in 2025, 2024 and 2023 are classified as equity. The Company recognizes compensation expense for stock awards over the vesting period of the award. The Company stratified its grant populations and used historic employee turnover rates to estimate employee forfeitures. The estimated rate is compared to the actual forfeitures at the end of the reporting period and adjusted as necessary. There have been no significant adjustments to the forfeiture rates during 2025, 2024 and 2023. There were no grants of stock options to employees after 2016, and there were no stock options outstanding as of December 31, 2022. Presented in the table below is the stock-based compensation expense recorded in O&M expense in the accompanying Consolidated Statements of Operations for the years ended December 31:

	2025	2024	2023
RSUs and PSUs	$30	$34	$23
Nonqualified employee stock purchase plan	2	2	2

Stock-based compensation	32	36	25
Income tax benefit	(7)	(8)	(6)

Stock-based compensation expense, net of tax	$25	$28	$19

There were no significant stock-based compensation costs capitalized during the years ended December 31, 2025, 2024 and 2023.
Subject to limitations on deductibility imposed by the Internal Revenue Code of 1986, as amended, the Company receives a tax deduction based on the intrinsic value of the award at the exercise date for stock options and the distribution date for stock units. For each award, throughout the requisite service period, the Company records the tax impacts related to compensation costs as deferred income tax assets. The tax deductions in excess of the deferred benefits recorded throughout the requisite service period are recorded to the Consolidated Statements of Operations and are presented in the financing section of the Consolidated Statements of Cash Flows.
Stock Units
During 2025, 2024 and 2023, the Company granted RSUs to certain employees under the 2017 Omnibus Plan. RSUs generally vest based on continued employment with the Company over periods ranging from one
to
three years
. The RSUs are valued at the closing price of the Company’s common stock on the date of the grant and the majority vest ratably over a
three-year
service period. These RSUs are amortized through expense over the requisite service period using the straight-line method.
During 2025, 2024 and 2023, the Company granted stock units to non-employee
directors under the 2017 Omnibus Plan. The stock units were vested in full on the date of grant. Prior to 2024, distribution of the shares was made within 30 days of the earlier of (i) 15 months after the date of the last annual meeting of shareholders, subject to any deferral election by the director, or (ii) the participant’s separation from service. Shares of common stock are currently distributed within 30 days after the date of grant. Because these stock units vested on the grant date, the total grant date fair value was recorded in operation and maintenance expense on the grant date.
The grant date fair value of RSUs granted to certain employees and stock units granted to non-employee
directors totaled $12 million, $10 million and $9 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Presented in the table below is RSU and director stock unit activity for the year ended December 31, 2025:

	Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Non-vested total as of December 31, 2024	75	$131.20
Granted	95	129.42
Vested	(60)	133.39
Forfeited	(11)	127.01

Non-vested total as of December 31, 2025	99	$128.63

As of December 31, 2025, $6 million of total unrecognized compensation cost related to the non-vested
RSUs is expected to be recognized over the weighted average remaining life of 1.62 years. The total fair value of stock units and RSUs vested was $8 million, $9 million and $6 million for the years ended December 31, 2025, 2024 and 2023, respectively.
During 2025, 2024 and 2023, the Company granted PSUs to certain employees under the 2017 Omnibus Plan with grant date fair values totaling $27 million, $23 million and $28 million, respectively. The majority of PSUs vest ratably based on continued employment with the Company over the three-year
performance period (the “Performance Period”). Distribution of the performance shares is contingent upon the achievement of one or more internal performance measures and, separately, a relative total shareholder return performance measure, over the Performance Period.
Presented in the table below is PSU activity for the year ended December 31, 2025:

	Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Non-vested total as of December 31, 2024	322	$130.04
Granted	211	128.59
Vested	(74)	147.45
Forfeited	(81)	106.41

Non-vested total as of December 31, 2025	378	$130.93

As of December 31, 2025, $8 million of total unrecognized compensation cost related to the non-vested
PSUs is expected to be recognized over the weighted average remaining life of 0.85 years. The total fair value of PSUs vested was $26 million, $23 million and $31 million for the years ended December 31, 2025, 2024 and 2023, respectively.

PSUs granted with one or more internal performance measures are valued at the market value of the closing price of the Company’s common stock on the date of grant. PSUs granted with a relative total shareholder return condition are valued, for accounting purposes, using a Monte Carlo simulation model. Expected volatility is based on historical volatilities of traded common stock of the Company and comparative companies using daily stock prices over the past three years. The expected term is three years and the risk-free interest rate is based on the three-year U.S. Treasury rate in effect as of the measurement date. Presented in the table below are the weighted average assumptions used in the Monte Carlo simulation and the weighted average grant date fair values of PSUs granted for the years ended December 31:

	2025	2024	2023
Expected volatility	23.25%	22.98%	25.45%
Risk-free interest rate	4.27%	4.39%	4.31%
Expected life (years)	3.0	3.0	3.0
Grant date fair value per share	$118.29	$118.95	$168.00
The grant date fair value of PSUs that vest ratably and have market and/or performance conditions are amortized through expense over the requisite service period using the graded-vesting method.
Employee Stock Purchase Plan
The Company maintains a nonqualified employee stock purchase plan (the “ESPP”) that expires in 2027 through which employee participants (which excludes certain of the Company’s executives) may use payroll deductions to acquire Company common stock at a purchase price of 85% of the fair market value of the common stock at the end of a three-month purchase period. A total of 2.0 million shares may be issued under the ESPP, and as of December 31, 2025, there were 1.3 million shares of common stock reserved for issuance under the ESPP. The ESPP is considered compensatory. During the years ended December 31, 2025, 2024 and 2023, the Company issued approximately 84,000, 90,000 and 87,000 shares, respectively, under the ESPP.